TAXES (Tables)	6 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION EFFECTIVE TAX

The following table reconciles the statutory rate to the Company’s effective tax:

	For the Six Months Ended December 31,
	2025	2024

Loss before income tax	$(5,413,274)	$(1,914,810)
Income tax benefit computed based on PRC statutory rate	(1,353,319)	(478,702)
Effect of rate differential for Hong Kong and other outside PRC entities	244,075	57,792
Effect of PRC preferential tax rate	96,945	61,845
Change in valuation allowance	508,187	248,630
Permanent difference	265,840	11,468
Effective tax	$(238,272)	$(98,967)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The provision for income tax consists of the following:

	For the Six Months Ended December 31,
	2025	2024

Current income tax expense	$380	$9,523
Deferred income tax benefit	(238,652)	(108,490)
Total income tax benefit	$(238,272)	$(98,967)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets consist of the following:

	As of December 31, 2025	As of June 30, 2025

Deferred tax assets:
Net operating losses	$6,641,861	$5,523,037
Assets impairment reserve	182,700	611,486
Others	(30,073)	(236,938)
Valuation allowance	(3,947,986)	(3,354,763)
Deferred tax assets, net	$2,846,502	$2,542,822

SCHEDULE OF TAXES PAYABLE

The Company’s taxes payable consist of the following:

	As of December 31, 2025	As of June 30, 2025

Corporate income tax payable	$567,051	$553,569
Other tax payable	1,651	13,113
Total taxes payable	$568,702	$566,682